Financial Instruments And Risks - Summary of Credit Risk Exposure Of The Financial Instruments Under The Scope of Expected Credit Loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	¥ 132,705,524	¥ 216,163,093
Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	130,536,754	212,727,811
Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	1,661,728	2,763,586
Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	363,132	355,414
Purchased or originated creditimpaired financial assets [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	143,910	316,282
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	3,011,570	4,716,448
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	2,603,594	4,118,635
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member] | Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	264,066	281,531
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member] | Purchased or originated creditimpaired financial assets [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	143,910	316,282
On Balance Sheet Exposure [Member] | Loans to consumers [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	129,693,954	211,446,645
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	127,933,160	208,609,176
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	1,661,728	2,763,586
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	99,066	73,883
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	54,903,487	68,502,938
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	53,889,614	67,011,692
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member] | Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	¥ 1,013,873	¥ 1,491,246